Label	Element	Value
Brown Advisory Maryland Bond Fund
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Supplement [Text Block]	ck0001548609_SupplementTextBlock
BROWN ADVISORY FUNDS

Brown Advisory Maryland Bond Fund

(the “Fund”)

Institutional Shares (Not Available for Sale)

Investor Shares (BIAMX)

Advisor Shares (Not Available for Sale)

Supplement dated February 28, 2018

to the Summary Prospectus and Prospectus dated October 31, 2017

This supplement serves as notification of, and provides information regarding, certain proposed changes to the Fund to be effective as of March 31, 2018 (the “Effective Date”). At a meeting held on February 8, 2018, the Board of Trustees of Brown Advisory Funds approved the following changes to the Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	Brown Advisory Maryland Bond Fund
Strategy [Heading]	rr_StrategyHeading	1. Summary Section – Change in Principal Investment Strategies
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On the Effective Date, the first paragraph of the section entitled “Principal Investment Strategies” will be deleted in its entirety and replaced with the following:

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities.  The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds.  The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by S&P and Moody’s.  The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced.  The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.  Generally, the average weighted effective maturity of the Fund’s portfolio securities will be between 4 and 10 years.  Normally, the Fund will invest at least 80% of the Fund’s total assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest may be subject to the Federal alternative minimum tax (“AMT”).  All capital gains are subject to Federal and state taxes.  Municipal securities include municipal bonds, notes, and leases.  Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

Investors should retain this supplement for future reference